Related Parties (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) [Line Items]
Accrued expenses - related parties	$ 228,581	$ 188,159	$ 188,159	$ 188,159	$ 18,370
Accrued expenses - related parties					18,370
Loans payable - related parties				0	81,277
Research and development expenses - related parties	216,684		47,718	240,731	2,947,536
General and administrative expenses - related parties	$ 514,696		5,261	5,612	462,580
Bad debt expenses					338,000
Professional fees		$ 3,945		3,945	$ 252,973
Investors	5.00%
Interest expense related party				$ 1,508
Director [Member]
Related Parties (Details) [Line Items]
Stockholder				10.00%
General and administrative expenses - related parties	$ 0
Investors					10.00%
Stockholder interest	5.00%
Former Officers, Directors [Member]
Related Parties (Details) [Line Items]
Stockholder				10.00%
Professional fees	$ 0		$ 4,562		$ 124,000
Investors					10.00%
Stockholder interest	5.00%
Interest Expense [Member] | Officers and Directors [Member]
Related Parties (Details) [Line Items]
Related party interest expense associated with convertible notes					$ 11,380
Related Parties [Member] | Officers and Directors [Member]
Related Parties (Details) [Line Items]
Interest expense related party					50,255
Related Parties [Member] | Interest Expense [Member] | Officer [Member]
Related Parties (Details) [Line Items]
Interest expense on related party loans					$ 38,875